Cover	Aug. 15, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Spirit Aviation Holdings, Inc. is filing an amendment to its Current Report on Form 8-K filed with the Securities and Exchange Commission on August 21, 2025 (the “Original Form 8-K”) solely for the purpose of correcting an inadvertent error contained therein regarding the maturity date of borrowings under the Revolving Credit Facility (as defined in the Original Form 8-K). The last sentence of the second paragraph of Item 2.03 (“Borrowings under the Revolving Credit Facility will mature on September 30, 2026”) is amended and restated as follows: “Borrowings under the Revolving Credit Facility will mature on March 12, 2028.” Other than as set forth in this Explanatory Note, this amendment does not amend any other disclosures in the Original Form 8-K. For convenience, the amended Form 8-K is reproduced in full below.
Document Period End Date	Aug. 15, 2025
Entity File Number	001-35186
Entity Registrant Name	Spirit Aviation Holdings, Inc.
Entity Central Index Key	0001498710
Entity Tax Identification Number	33-3711797
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1731 Radiant Drive
Entity Address, City or Town	Dania Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33004
City Area Code	954
Local Phone Number	447-7920
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	FLYY
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false